SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (RECOVERY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Income Taxes
Net loss	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Statutory income tax rate	26.50%	26.50%	26.50%
Income tax benefit computed at the statutory tax rate	$ (1,115,987)	$ (2,322,797)	$ (2,355,964)
Non-deductible items	62,336	(1,375,505)	1,457,569
Financing fees charged to equity		(487,828)	(106,022)
Change in tax assets not recognized	1,053,651	4,186,130	1,004,417
Income tax recovery